Impairment Charges	9 Months Ended	12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012
Impairment Charges

9. IMPAIRMENT

During August 2013, the Company made the determination to abandon the use of software procured for use in its point-of-sale system. Accordingly, the Company wrote off software assets with an aggregate net carrying value of $1.6 million as an impairment in the condensed consolidated statements of comprehensive (loss) income during the 12 and 40-week periods ended October 5, 2013.

10. IMPAIRMENT CHARGES

On June 30, 2011, the Federal Trade Commission (“FTC”) approved the Company’s application to sell three supermarkets acquired as part of the Fiscal 2010 Penn Traffic acquisition pursuant to a divestiture order. The sale of these supermarkets occurred in late July and early August 2011. The Company recorded a $1.9 million impairment within the consolidated statement of operations and comprehensive (loss) income during Fiscal 2011, representing the excess of the carrying value of assets over the fair value of assets.

During November 2011, the Company executed an agreement to sell an additional supermarket acquired from Penn Traffic subject to the FTC divestiture order. The Company recorded a $0.9 million impairment within the consolidated statement of operations and comprehensive (loss) income during Fiscal 2011, representing the excess of the carrying value of assets over the fair value of assets.